Asbestos - Central Estimates, Net of Insurance Recoveries (Detail) - Mar. 31, 2016 AUD in Millions, $ in Millions	USD ($)	AUD
Discounted & Inflated [Member]
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	$ 1,458	AUD 1,904
Undiscounted but Inflated [Member]
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	1,858	2,427
Undiscounted and Uninflated [Member]
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	$ 1,098	AUD 1,434